Stockholders' equity and dividend payment, Dividend Payments (Details) - USD ($) $ / shares in Units, $ in Millions													12 Months Ended
	Nov. 29, 2024	Aug. 30, 2024	May 31, 2024	Feb. 28, 2024	Nov. 28, 2023	Aug. 30, 2023	May 25, 2023	Feb. 24, 2023	Nov. 29, 2022	Aug. 30, 2022	May 26, 2022	Feb. 24, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend Payments [Abstract]
Total payment	$ 35.5	$ 43.6	$ 46.8	$ 35.5	$ 30.6	$ 56.7	$ 37.5	$ 61.9	$ 6.5	$ 6.5	$ 3.3	$ 3.3	$ 161.4	$ 186.7	$ 19.7
Per common share (in dollars per share)	$ 0.22	$ 0.27	$ 0.29	$ 0.22	$ 0.19	$ 0.35	$ 0.23	$ 0.38	$ 0.04	$ 0.04	$ 0.02	$ 0.02	$ 1	$ 1.15	$ 0.12